SHARE CAPITAL	9 Months Ended
Sep. 30, 2026
SHARE CAPITAL

15.	SHARE CAPITAL

Authorized share capital

Unlimited number of common shares without par value.

Issued share capital

During the nine months ended September 30, 2026,

●	The Company issued 774,738 common shares for the vesting of restricted share units and 2,124,084 common shares for the exercise of warrants.
●	On September 28, 2026, the Company completed a private placement of 1,869,159 common shares. Each unit was sold at a price of USD $5.35, for gross proceeds of USD $10,000,000 (CAD $14,185,320). Net proceeds of CAD $12,270,044 were received after share issue costs of CAD $1,247,758 and $667,518 broker warrants. As part of the transaction 112,150 warrants were issued to the underwriter with an exercise price of CAD $9.4595 with a term of 3 years. The value of the warrants was determined using a Black-Scholes Option Pricing Model.
●	On February 23, 2026, the Company issued 5,030,000 common shares and 2,120,000 pre-funded warrants in a financing for $68,277,951 with share issue costs of $8,136,847 ($5,722,350 allocated to equity and $2,414,497 to expense), including $2,976,520 related to broker warrants, for net proceeds of $60,141,104. The value of the issuance was allocated $48,033,503 to common shares and $20,244,448 to the pre-funded warrants as a derivative liability. As at September 30, 2026 the pre-funded warrants were fully exercised using the cashless exercise option.

During the year ended December 31, 2025,

●	The Company issued 216,738 common shares for the vesting of restricted share units.
●	On May 5, 2025, the Company issued 1,715,000 units consisting of one common share and one warrant in a financing for $4,973,404 with share issue costs of $829,316, including $163,757 related to the fair value of broker warrants, for net proceeds of $4,144,088. The value of the issuance was allocated $4,545,997 to the shares and $427,407 to the warrants based on the residual method. This issuance included an overallotment of 100,000 warrants convertible to 100,000 shares.
●	The Company issued 100,000 shares related to the overallotment of the May 5, 2025 share issuance for gross proceeds of $294,000 with share issue costs of $28,030 for net proceeds of $265,970.
●	On June 12, 2025 the Company issued 5,500,000 units consisting of one common share and one warrant in a financing for $18,758,889 with share issue costs of $2,258,143, including $632,798 related to broker warrants, for net proceeds of $16,500,747. The value of the issuance was allocated $18,082,472 to the shares and $676,418 to the warrants based on the residual method.

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Nine Months Ended September 30, 2026 Expressed in Canadian Dollars (unaudited)

15.	SHARE CAPITAL (CONT’D)

●	On July 21, 2025 the Company issued 4,672,895 units consisting of one common share and one warrant in a financing for $34,279,276 with share issue costs of $4,100,807, including $1,429,172 related to broker warrants, for net proceeds of $30,178,469. The warrants were valued at $nil based on the residual method.
●	11,712,347 shares were issued for the exercise of warrants.
●	The Company incurred share issue costs of $140,000 related to the June 30, 2023 base shelf prospectus and included in share issuance costs.

Stock Options

The Company has adopted an incentive share compensation plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the CSE requirements, grant to directors, officers, employees, and technical consultants to the Company, non-transferable stock options to purchase common shares. The total number of common shares reserved and available for grant and issuance pursuant to this plan shall not exceed 15% (in the aggregate) of the issued and outstanding common shares from time to time. The number of options awarded and underlying vesting conditions are determined by the Board of Directors in its discretion.

As at September 30, 2026, the Company had the following options outstanding and exercisable:

Grant Date	Expiry Date	Exercise Price	Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
October 30, 2019	October 30, 2029	$62.50	3.08	10,464	10,464
April 30, 2020	April 30, 2030	$62.50	3.57	160	160
April 30, 2020	April 30, 2030	$96.25	3.57	4,400	4,400
November 24, 2020	November 24, 2030	$62.50	4.14	1,280	1,280
February 2, 2021	February 2, 2031	$330.00	4.33	1,200	1,200
April 27, 2021	April 27, 2031	$253.75	4.56	3,240	3,240
November 9, 2023	November 9, 2033	$15.75	7.10	1,200	1,200
				21,944	21,944

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2024	31,604	$112.05
Forfeited	(3,746)	113.55
Expired	(4,000)	80.00
Outstanding, December 31, 2025	23,858	$116.34
Forfeited	(480)	221.88
Expired	(1,434)	121.00
Outstanding, September 30, 2026	21,944	$109.59

No options were granted by the Company during the nine months ended September 30, 2026 (September 30, 2025 — nil).

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Nine Months Ended September 30, 2026 Expressed in Canadian Dollars (unaudited)

15.	SHARE CAPITAL (CONT’D)

Restricted Share Units

The Company has adopted an incentive share compensation plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the Exchange requirements, grant to directors, officers, employees and technical consultants to the Company, restricted stock units (RSUs). The number of RSUs awarded and underlying vesting conditions are determined by the Board of Directors in its discretion. RSUs will have a vesting period determined by the board not to exceed 3 years following the award date. The total number of common shares reserved and available for grant and issuance pursuant to this plan, and the total number of Restricted Share Units that may be awarded pursuant to this plan, shall not exceed 15% (in the aggregate) of the issued and outstanding common shares from time to time.

The grant date fair value of the RSUs generally approximates the cost of purchasing the shares in the open market.

As at September 30, 2026, the Company had the following RSUs outstanding:

Number of RSUs
Outstanding, December 31, 2024	188,100
Vested	(216,738)
Issued	450,964
Forfeited	(9,175)
Outstanding, December 31, 2025	413,151
Vested	(774,738)
Issued	2,066,285
Forfeited	(18,522)
Outstanding, September 30, 2026	1,686,176

Each RSU is exercisable into one common share of the Company upon the vesting conditions being met for a period of eighteen months to 3 years from the grant date.

During the nine months ended September 30, 2026 the Company issued 745,840 RSUs with a fair value of $5,593,400 and 1,320,445 performance-based RSUs with a fair value of $3,008,077 (total RSU issuance of 2,066,285 RSUs with a value of $8,601,477) that vest over 1-3 years.

Of the total performance-based RSUs granted, 1,270,113 performance-based RSUs had a fair value of $2,699,672 and of the total non-performance-based RSUs granted, 423,371 had a fair value of $3,458,941 that were issued to the CEO for a total grant of 1,693,484 RSUs with a total fair value of $6,158,613. The non-performance RSUs of 423,371, representing 25% of the total grant, vested on grant, with the remaining performance RSUs representing 75% of the grant, vesting 25% per anniversary over 3 years based on the following performance targets being met:

●	market capitalization attained and maintained for a minimum of 90 days of $400 million USD for year one and $500 million USD for years two and three;
●	projected revenue based on the annual board approved budget; and
●	completed financing based on the annual board approved budget.

The first, second and third tranches vest only if all three of the noted targets are met at the end of fiscal 2026, 2027 and 2028 and will vest on March 1 of the year following the end of the respective fiscal years. If any one of the targets is missed, no vesting will occur for that tranche. At grant, a 50% probability was applied for estimated achievement of the performance targets based on historical payouts related to performance-based compensation. At September 30, 2026, the first tranche was assessed a zero probability as the targets will not be met for this vest.

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Nine Months Ended September 30, 2026 Expressed in Canadian Dollars (unaudited)

15.	SHARE CAPITAL (CONT’D)

The fair value of the 1,270,113 performance-based RSUs issued to the CEO of $2,699,672 was calculated using a Monte Carlo simulation which utilized Geometric Brownian motion to simulate share prices over the life of the RSUs. During the nine months ended September 30, 2026, the Company recognized $420,029 of the share-based compensation on the future tranches. Estimates included in the Monte Carlo simulation are as follows:

As at grant date April 15, 2026	First Vest	Second Vest	Third Vest
Starting share price — CAD	$8.16	$8.16	$8.16
Volatility	137.2%	137.2%	137.2%
Number of years to vest	0.877	1.879	2.879
Interpolated risk free rate	2.54%	2.76%	2.896%

Value of conversion feature	1.9166	4.7156	6.1210
Number of RSUs outstanding	423,371	423,371	423,371
Fair value of RSUs, pre-vesting adjustment	$811,442	$1,996,456	$2,591,445
Probability of performance vesting	50%	50%	50%
Fair value of RSUs	$405,721	$998,228	$1,295,723

The fair value of the 25,166 performance-based RSUs granted to non-CEO executives is $205,606. These did not contain any market conditions so were valued using the closing share prices from the date before grant and a 50% probability was applied for estimated achievement of the performance targets based on historical payouts related to performance-based compensation.

During the three and nine months ended September 30, 2026, the Company recorded share-based payment expense of $1,146,709 (2025 — $473,716) and $6,199,221 (2025 — $1,136,023) for RSUs. For the three and nine months respectively, $996,697 and $5,771,813 for RSUs valued based on the fair values of RSUs granted which were calculated using the closing price of the Company’s stock on the day prior to grant. For the three and nine months ended September 30, 2026, $150,012 and $428,029 respectively was recorded for the vesting of the CEO RSUs valued using the Monte Carlo simulation.

Warrants

During the nine months ended September 30, 2026, the Company issued 1,053,506 pre-funded warrants (“USD pre-funded Warrants”) where a portion of the funds related to the eventual exercise have already been received with the remaining exercise price in USD. As the pre-funded warrants have a cashless exercise option and were not issued in exchange for services, the value related to the future exercise price of the USD pre-funded Warrants are required to be recorded as a financial liability and not as equity. As a financial liability, the portion of the USD pre-funded Warrants related to the future exercise price will be revalued on a quarterly basis to fair market value with the change in fair value being recorded in profit or loss. The Company valued the pre-funded warrants in relation to the Company’s share price as the exercise price of the pre-funded warrants was nominal.

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Nine Months Ended September 30, 2026 Expressed in Canadian Dollars (unaudited)

15.	SHARE CAPITAL (CONT’D)

	September issuance	February issuance
2026 issuances	Broker	Broker
Volatility	135.19%	137.94%
Risk free rate	4.97%	3.45%
Expected life	3 years	3 years
Expected dividend yield	0%	0%

	May Issuance	June Issuance	July Issuance
2025 issuances	Broker	Broker	Broker
Volatility	122.15%	125.42%	131.17%
Risk free rate	3.63%	3.85%	3.89%
Expected life	3 years	3 years	3 years
Expected dividend yield	0%	0%	0%

Warrant Derivative Liability

Balance at December 31, 2024	$2,198,121
Exercised	(4,353,939)
Change in fair value of warrants outstanding	2,648,288
Balance at December 31, 2025	$492,470
Pre-funded warrants issued	20,244,448
Warrants and pre-funded warrants exercised	(19,378,310)
Change in fair value of warrants and pre-funded outstanding	(982,093)
Balance at September 30, 2026	$376,515

Details of these warrants and their fair values are as follows:

Issue Date	Exercise Price		Number of Warrants Outstanding at September 30, 2026	Fair Value at September 30, 2026	Number of Warrants Outstanding at December 31, 2025	Fair Value at December 31, 2025
Derivative Liability
February 26, 2024 (1)	USD$	4.4025	57,795	$376,515	61,911	$492,470
February 23, 2026 (2)		$0.00014	-	-	-	-
			57,795	$376,515	61,911	$492,470

(1)	The warrants expire February 26, 2029.
(2)	These warrants were exercised during the period ended September 30, 2026.

The fair values of the warrants were estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions:

	September 30, 2026	December 31, 2025
Risk free interest rate	4.15%	3.55%
Expected volatility	134.47%	139.39%
Expected life	2.66 years	3.16 years
Expected dividend yield	0%	0%

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Nine Months Ended September 30, 2026 Expressed in Canadian Dollars (unaudited)

15.	SHARE CAPITAL (CONT’D)

As at September 30, 2026, the Company had the following warrants outstanding:

Date issued	Expiry date	Exercise price		Number of warrants outstanding
October 30, 2023	October 30, 2026		$23.20	12,800
February 26, 2024	February 26, 2029	USD$	4.4025	57,795
May 5, 2025	May 5, 2030		$3.9779	7,500
June 12, 2025	June 12, 2030		$5.0768	1,014,500
July 21, 2025	July 21, 2030		$7.3579	3,495,732
February 23, 2026	February 23, 2029		$11.9744	357,500
June 9, 2026	June 9, 2027		$0.00	386,670
June 9, 2026	June 9, 2028		$0.00	309,336
September 28, 2026	September 28, 2029		$9.4595	112,150
				5,753,983

The weighted average remaining contractual life of warrants outstanding as of September 30, 2026, was 3.28 years (December 31, 2025 — 4.5 years).

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2024	3,717,502	$5.16
Issued	12,587,289	5.81
Exercised(1)	(11,712,348)	4.80
Outstanding December 31, 2025	4,592,443	$6.90
Issued	3,285,624	11.97
Exercised(1)	(2,124,084)	0.019
Outstanding September 30, 2026	5,753,983	$6.37

(1)	The market price of the Company’s common shares on the respective exercise dates ranged from $5.61 to $6.87 (2025 — $4.59 to $13.21)

Compensation warrants

On June 9, 2026, the Company closed the asset acquisition with Skip resulting in two tranches of warrants being issued to the two founders who are now employees of the Company. The terms are as follows:

a)	Warrants have been issued that will automatically convert into common shares for $nil consideration on the first anniversary of the close if both of the founders are still employed by the Company. The number of warrants issued were based on the 30-day VWAP of the Company to a value of $2,500,000 USD resulting in 386,670 warrants.
b)	Warrants have been issued that will automatically convert into common shares and cash for $nil consideration on the second anniversary of the close if both of the founders are still employed by the Company and operations related to Skip have achieved $1,500,000 USD in reported revenue in the period commencing at closing and ending on December 31, 2026. The warrants can be satisfied in a combination of cash and shares with a maximum of 80% in shares. The total value of these warrants at close was $2,500,000 USD. The number of warrants issued was 309,336 based on the 30-day VWAP of the Company to a value of $2,000,000 USD representing the maximum portion to settle in shares.

The fair value of the first tranche of warrants was determined to be $2,143,389 CAD on grant date using a discount for lack of marketability, as 90% of the shares will be released from escrow over a period of three years from the date of conversion. The Company recognized an expense for the three and nine months ended September 30, 2026 of $501,656 CAD and $617,423 CAD respectively.

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Nine Months Ended September 30, 2026 Expressed in Canadian Dollars (unaudited)

15.	SHARE CAPITAL (CONT’D)

The fair value of the second tranche of warrants was determined to be $2,236,343 CAD (cash portion — $576,322; share portion — $1,660,021) on grant date using a discount for lack of marketability as 90% of the shares will be released from escrow over a period of three years from the date of conversion. The Company did not record any expense in the quarter as it is not more likely than not that the revenue threshold will be met at this time. This will be re-evaluated at each reporting period.

When the warrants convert on their respective anniversaries, 10% of the shares will be released immediately and the remaining 90% of the shares will be placed in escrow to be released as follows:

-	15% 6 months after the exercise date
-	15% 12 months after the exercise date
-	15% 18 months after the exercise date
-	15% 24 months after the exercise date
-	15% 30 months after the exercise date
-	15% 36 months after the exercise date

Share-based payments

For the three months ended September 30, 2026 the Company recorded total share-based payments of $1,648,365 consisting of $1,146,709 related to RSUs and $501,656 related to the compensation warrants.

For the nine months ended September 30, 2026, the Company recorded total share-based payments of $6,816,644 consisting of $6,199,221 related to RSUs and $617,423 related to the compensation warrants.